Contingent Assets and Liabilities, Provisions and Legal Obligations	12 Months Ended
Dec. 31, 2019
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Contingent Assets and Liabilities, Provisions and Legal Obligations
Note 29—Contingent Assets and Liabilities, Provisions and Legal Obligations
In the ordinary course of its business, ITAÚ UNIBANCO HOLDING may be a party to legal proceedings to labor, civil and tax nature. The contingencies related to these lawsuits are classified as follows:
a) Contingent Assets:
There are no contingent assets recorded.
b)
Provisions and contingencies:
The criteria to quantify of provisions for contingencies are adequate in relation to the specific characteristics of civil, labor and tax lawsuits portfolios, as well as other risks, taking into consideration the opinion of its legal advisors, the nature of the lawsuits, the similarity with previous lawsuits and the prevailing previous court decisions. A provision is recognized whenever the loss is classified as probable.
Legal liabilities arise from lawsuits filed to discuss the legality and unconstitutionality of the legislation in force, being subject to an accounting provision.

I- Civil lawsuits
In general, provisions and contingencies arise from claims related to the revision of contracts and compensation for material and moral damages. The lawsuits are classified as follows:
Collective lawsuits:
Related to claims of a similar nature and with individual amounts that are not considered significant. Provisions are calculated on a monthly basis and the expected amount of losses is accrued according to statistical references that take into account the nature of the lawsuit and the characteristics of the court (Small Claims Court or Regular Court). Contingencies and provisions are adjusted to reflect the amounts deposited into court as guarantee for their execution when realized.
Individual lawsuits:
Related to claims with unusual characteristics or involving significant amounts. The probability of loss is ascertained periodically, based on the amount claimed and the special nature of each case. The amounts considered as probable losses are recorded as provisions.
ITAÚ UNIBANCO HOLDING, despite having complied with the rules in force at the time, is a defendant in lawsuits filed by individuals referring to payment of inflation adjustments to savings accounts resulting from economic plans implemented in the 1980s and the 1990s, as well as in collective lawsuits filed by: (i) consumer protection associations; and (ii) the Public Attorney’s Office, on behalf of the savings accounts holders. ITAÚ UNIBANCO HOLDING recognizes provisions upon receipt of summons, and when individuals demand the enforcement of a ruling handed down by the courts, using the same criteria as for provisions for individual lawsuits.
The Federal Supreme Court (STF) has issued some decisions favorable to savings account holders, but it has not established its understanding with respect to the constitutionality of the economic plans and their applicability to savings accounts. Currently, the appeals involving these matters are suspended, by order of the STF, until it pronounces its final decision.
In December 2017, through mediation of the Federal Attorney’s Office (AGU) and supervision of the BACEN, savers (represented by two civil associations, FEBRAPO and IDEC) and FEBRABAN entered into an instrument of agreement aiming at resolving lawsuits related the economic plans, and ITAÚ UNIBANCO HOLDING has already accepted its terms. The agreement was approved on March 1, 2018, at a Plenary Session on the Federal Supreme Court (STF), with the legal actions accordingly being cancelled. Savers have 24 months from May 22, 2018 to accept the settlement.
II- Labor claims
Provisions for contingencies arise from lawsuits in which labor rights provided for in labor legislation specific to the related profession are discussed, such as: overtime, salary equalization, reinstatement, transfer allowance and, pension plan supplement. These lawsuits are classified as follows:
Collective lawsuits:
related to claims considered similar and with individual amounts that are not considered significant. The expected amount of loss is determined and accrued on a monthly basis in accordance with a statistical model which calculates the amount of the claims, and is reassessed taking into account court rulings. Provisions for contingencies are adjusted to reflect the amounts deposited into court as security for execution.
Individual lawsuits:
related to claims with unusual characteristics or involving significant amounts. These are periodically calculated based on the amounts claimed. The probability of loss is estimated in accordance with the actual and legal characteristics of each lawsuit.
III- Other Risks
These are quantified and accrued on the basis of the value of rural credit transactions with joint liability and FCVS (salary variations compensation fund) credits assigned to Banco Nacional.

Below are the changes in civil, labor and other risks provisions:

	01/01 to 12/31/2019

	Civil	Labor	Other risks	Total
Opening balance	4,426	6,821	573	11,820
(-) Provisions guaranteed by indemnity clause (Note 2.4.n)	(226)	(957)	0	(1,183)
Subtotal	4,200	5,864	573	10,637
Adjustment / Interest (Note 23)	122	1,024	0	1,146
Changes in the period reflected in income (Note 23)	726	3,160	403	4,289

Increase (*)	1,177	3,325	435	4,937
Reversal	(451)	(165)	(32)	(648)
Payment	(1,631)	(2,449)	0	(4,080)
Subtotal	3,417	7,599	976	11,992
(+) Provisions guaranteed by indemnity clause (Note 2.4.n)	216	980	0	1,196
Closing balance	3,633	8,579	976	13,188

Current	1,662	2,451	976	5,089
Non-current	1,971	6,128	0	8,099

(*)	Includes the effects of the Voluntary Severance Program.

	01/01 to 12/31/2018
	Civil	Labor	Other risks	Total
Opening balance	5,300	7,283	150	12,733
(-) Provisions guaranteed by indemnity clause (Note 2.4.n)	(243)	(998)	—	(1,241)
Subtotal	5,057	6,285	150	11,492
Adjustment / Interest (Note 23)	145	508	—	653
Changes in the period reflected in income (Note 23)	319	1,982	423	2,724

Increase	774	2,152	425	3,351
Reversal	(455)	(170)	(2)	(627)
Payment	(1,321)	(2,911)	—	(4,232)
Subtotal	4,200	5,864	573	10,637
(+) Provisions guaranteed by indemnity clause (Note 2.4.n)	226	957	—	1,183
Closing balance	4,426	6,821	573	11,820

Current	1,350	2,911	573	4,834
Non-current	3,076	3,910	—	6,986

IV-
Tax proceedings and legal obligations
Provisions correspond to the principal amount of taxes involved in administrative or judicial tax lawsuits, subject to tax assessment notices, plus interest and, when applicable, fines and charges.
The table below shows the changes in the provisions:

	01/01 to 12/31/2019	01/01 to 12/31/2018
Opening balance	6,793	7,003
(-) Provisions guaranteed by indemnity clause (Note 2.4 n)	(68)	(66)
Subtotal	6,725	6,937
Adjustment / Interest (*)	779	384
Changes in the period reflected in income	843	(259)

Increase (*)	1,135	392
Reversal (*)	(292)	(651)
Payment	(151)	(337)
Subtotal	8,196	6,725
(+) Provisions guaranteed by indemnity clause (Note 2.4 n)	70	68
Closing balance	8,266	6,793

Current	83	107
Non-current	8,183	6,686

(*)	The amounts are included in the headings Tax Expenses, General and Administrative Expenses and Current Income Tax and Social Contribution.

The main discussions related to Tax and Tax Lawsuits and Legal Obligations are described below:

•	INSS – Non-compensatory Amounts – R$ 1,913: the non-levy of social security contribution on amounts paid as profit sharing is defended. The balance of the court deposit is R$ 671;

•
CSLL – Isonomy – R$ 1,389: discussing the lack of constitutional support for the increase, established by Law 11,727/08, in the CSLL rate for financial and insurance companies from 9% to 15%. The balance of the court deposit is R$ 1,379;

•	PIS and COFINS – Calculation basis – R$ 640: defending the levy of PIS and COFINS on revenue, a tax on revenue from the sales of assets and services. The balance of the court deposit is R$ 611.
c) Contingencies not provided for in the Balance Sheet
Amounts involved in administrative and judicial arguments with the risk of loss estimated as possible are not provided for and they are basically composed of:
I - Civil and Labor Claims
In Civil Lawsuits with possible loss, total estimated risk is R$ 4,264 (R$ 3,879 at December 31, 2018), and in this total there are no amounts arising from interests in Joint Ventures.
For Labor Claims with possible loss, estimated risk is R$ 251 (R$ 177 at December 31, 2018).
II - Tax proceedings
The tax proceedings of possible loss totaled R$ 28,959, and the main cases are described below:

•	INSS – Non-compensatory Amounts – R$ 5,009: defends the non-levy of this contribution on these amounts, among which are profit sharing and stock options;

•	IRPJ, CSLL, PIS and COFINS – Funding Expenses – R$ 4,115: the deductibility of raising costs (Interbank deposits rates) for funds that were capitalized between Group companies;

•	IRPJ and CSLL – Goodwill – Deduction – R$ 3,307: the deductibility of goodwill for future expected profitability on the acquisition of investments;

•	ISS – Banking Institutions – R$ 3,239: the levy and/or payment place of ISS for certain banking revenues are discussed;

•	PIS and COFINS – Reversal of Revenues from Depreciation in Excess – R$ 2,199: discussing the accounting and tax treatment of PIS and COFINS upon settlement of leasing operations;

•	IRPJ, CSLL, PIS and COFINS – Requests for offsetting dismissed – R$ 1,762: cases in which the liquidity and the certainty of credits offset are discussed;

•
IRPJ and CSLL – Disallowance of Losses – R$ 1,164: discussion on the calculation of income tax (IRPJ) and/or social contribution (CSLL) credits used by the Federal Revenue Service when drawing up tax assessment notes that are still pending a final decision;

•
IRPJ and CSLL – Deductibility of Losses in Credit Operations – R$ 685 – Assessments to require the payment of IRPJ and CSLL due to the alleged non-observance
of the legal criteria for the deduction of losses on receipt of credits.

d) Accounts Receivables – Reimbursement of Provisions
The receivables balance arising from reimbursements of contingencies totals R$ 978 (R$ 999 at December 31, 2018) (Note 18a), arising basically from the collateral established in Banco Banerj S.A. privatization process occurred in 1997, when the State of Rio de Janeiro created a fund to guarantee the equity recomposition in provisions for Civil, Labor and Tax Claims.
e) Guarantees of contingencies, provisions and legal obligations
The guarantees related to legal proceedings involving ITAÚ UNIBANCO HOLDING and basically consist of:

	12/31/2019				12/31/2018
	Civil	Labor	Tax	Total	Total
Deposits in guarantee (Note 18a)	1,532	2,378	10,610	14,520	13,534
Quotas	647	418	83	1,148	2,169
Surety	60	63	3,100	3,223	1,880
Insurance bond	1,678	914	12,275	14,867	12,103
Guarantee by government securities	17	0	79	96	539

Total	3,934	3,773	26,147	33,854	30,225

ITAÚ UNIBANCO HOLDING’s provisions for judicial and administrative challenges are long-term, considering the time required for their questioning, and this prevents the disclosure of a deadline for their conclusion.
The legal advisors believe that ITAÚ UNIBANCO HOLDING is not a party to this or any other administrative proceedings or lawsuits that could significantly affect the results of its operations.